Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,490.2	$ 1,579.8
Life, accident and health earned premiums, net	116.9	94.4
Net investment income	203.8	116.6
Net realized and unrealized gains (losses) on investments	0.7	(8.4)
Net revenue	1,811.6	1,782.4
Operating expenses
Cost of revenue	1,297.8	1,422.2
Policy benefits, changes in reserves, and commissions	234.5	197.3
Selling, general and administrative	190.1	198.2
Depreciation and amortization	6.3	4.5
Asset impairment expense	54.5	1.0
Other operating income	(5.1)	(0.4)
Total operating expenses	1,778.1	1,822.8
Income (loss) from operations	33.5	(40.4)
Interest expense	(79.5)	(69.7)
Gain on sale and deconsolidation of subsidiary	0.0	105.1
Income from equity investees	1.6	8.4
Gain on bargain purchase	1.1	115.4
Other income	6.2	77.8
(Loss) income from continuing operations	(37.1)	196.6
Income tax benefit (expense)	20.3	(2.2)
(Loss) income from continuing operations	(16.8)	194.4
Loss from discontinued operations	(19.3)	(14.5)
Net (loss) income	(36.1)	179.9
Net loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	4.6	(17.9)
Net (loss) income attributable to HC2 Holdings, Inc.	(31.5)	162.0
Less: Preferred dividends, deemed dividends, and repurchase gains	0.0	6.4
Net (loss) income attributable to common stock and participating preferred stockholders	$ (31.5)	$ 155.6
(Loss) income per share - Net (loss) income attributable to common stock and participating preferred stockholders
Basic (in dollars per share)	$ (0.32)	$ 3.36
Diluted (in dollars per share)	(0.32)	3.11
(Loss) income per share - discontinued operations
Basic (in shares)	(0.38)	(0.22)
Diluted (in shares)	(0.38)	(0.21)
(Loss) income per share - Net (loss) income attributable to common stock and participating preferred stockholders
Basic (in shares)	(0.70)	3.14
Diluted (in shares)	$ (0.70)	$ 2.90
Weighted average common shares outstanding:
Basic (in shares)	44.8	44.3
Diluted (in shares)	44.8	46.8